Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT
Borrowings and other loans	€ 161,261	€ 166,521
CURRENT
Borrowings and other loans	17,905	20,852
TOTAL BORROWINGS	€ 179,167	€ 187,373